QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
14.   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the quarterly results of operations.

	Quarter	Quarter	Quarter	Quarter
	Ended	Ended	Ended	Ended
	December 31,	October 1,	July 2,	April 2,
(Amounts in thousands)	2011	2011	2011	2011

Net sales	$242,370	$297,889	$294,491	$200,107

Gross profit	49,899	65,822	67,029	27,782

Net income (loss)	(15,220)	(458)	2,063	(70,892)	(1)

	Quarter	Quarter	Quarter	Quarter
	Ended	Ended	Ended	Ended
	December 31,	October 2,	July 3,	April 3,
(Amounts in thousands)	2010	2010	2010	2010

Net sales	$220,496	$269,545	$301,660	$204,205

Gross profit	45,845	62,643	70,575	36,897

Net income (loss)	(19,632)	(6,394)	(409)	54,102	(2)

(1)
The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt.  See Note 4 for description of loss on debt modification and extinguishment.

(2)	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.

Significant Fourth Quarter Adjustments

During the fourth quarter of 2011, the Company increased their environmental reserve by $1.6 million as a result of the completion of a preliminary cost estimate for an underground storage tank that was filed with the EPA during November 2011.  The expense has been recognized within selling, general, and administrative expenses for the year ended December 31, 2011 in the consolidated statement of operations.

On May 28, 2010, the Company filed a Form S-1 for a $300.0 million public offering of equity securities.   In conjunction with this offering, the Company incurred costs of approximately $1.6 million that were capitalized intending to be offset against the proceeds received in an offering.  Since the offering has been postponed for a period greater than 90 days, the Company expensed these capitalized items within operations in the consolidated statement of operations during the fourth quarter of 2010.